Investment Objectives and Goals	Nov. 30, 2025
ETC 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Low Beta Equity Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Low Beta Equity Strategy ETF (the “Fund”) seeks to provide capital appreciation.
ETC 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Mega Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Mega Cap Equity ETF (the “Fund”) seeks to provide capital appreciation.
ETC 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Small Cap Equity ETF (the “Fund”) seeks to provide capital appreciation.
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the “Fund”) seeks to provide capital appreciation.
ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Quality Growth ETF (the “Fund”) seeks capital appreciation.
ETC 6 Meridian Quality Dividend Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Quality Dividend Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Quality Dividend Yield ETF (the “Fund”) primarily seeks dividend income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
ETC 6 Meridian Quality Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – ETC 6 Meridian Quality Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ETC 6 Meridian Quality Value ETF (the “Fund”) seeks capital appreciation.
Range Nuclear Renaissance Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary - Range Nuclear Renaissance Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Range Nuclear Renaissance Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the VettaFi Nuclear Renaissance Index (formerly, the Range Nuclear Renaissance Index) (the “Index”).

Range Global Coal Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Range Global Coal Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Range Global Coal Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the VettaFi Global Coal Index (formerly, the Range Global Coal Index) (the “Index”).